ENTITY-WIDE DISCLOSURES	12 Months Ended
Dec. 31, 2014
ENTITY-WIDE DISCLOSURES [Abstract]
ENTITY-WIDE DISCLOSURES
NOTE 12:-	ENTITY-WIDE DISCLOSURES

Revenues by geographical areas were as follows:

	Year ended
	December 31,
	2014	2013	2012

North America	$25,993	$17,529	$16,568
Europe	6,085	4,322	4,932
Far East	1,532	1,774	1,478
Israel	817	761	948
Other	1,225	811	1,553

	$35,652	$25,197	$25,479

For the years ended December 31, 2014 and 2013, no single customer accounted more than 10% of the Company's total revenues. For the year ended December 31, 2012, one of the Company's OEM partners accounted for approximately 10.9% of its revenues.

All of the Company's long-lived assets are located in Israel apart for assets in insignificant amounts which are located elsewhere.